UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/17	% of fund's investments 5/31/17	% of fund's investments 11/30/16
1 - 7	82.3	93.6	53.3
8 - 30	13.1	5.8	20.2
31 - 60	0.0	0.6	10.1
61 - 90	2.7	0.0	6.6
91 - 180	1.9	0.0	9.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Certificates of Deposit	10.6%
Commercial Paper	1.7%
U.S. Treasury Debt	14.6%
U.S. Government Agency Debt	6.0%
Non-Negotiable Time Deposit	21.6%
Other Instruments	5.1%
Repurchase Agreements	36.9%
Net Other Assets (Liabilities)	3.5%

As of May 31, 2017
Interfund Loans	0.1%
Certificates of Deposit	9.4%
Commercial Paper	2.1%
U.S. Government Agency Debt	2.0%
Non-Negotiable Time Deposit	22.9%
Other Instruments	3.5%
Repurchase Agreements	56.1%
Net Other Assets (Liabilities)	3.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 10.6%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 10.6%
Bank of Montreal
12/1/17	1.20%	$779,000,000	$778,999,688
Bayerische Landesbank
12/1/17 to 12/7/17	1.24	1,905,000,000	1,904,998,200
Landesbank Baden-Wuerttemberg New York Branch
12/1/17 to 12/7/17	1.23	1,685,000,000	1,684,995,999
TOTAL CERTIFICATE OF DEPOSIT
(Cost $4,369,000,000)			4,368,993,887

Financial Company Commercial Paper - 1.7%
BNP Paribas Dublin Branch
12/5/17	1.19	88,206,000	88,191,667
Landesbank Baden-Wurttemberg
12/4/17	1.23	415,000,000	414,944,556
Natexis Banques Populaires New York Branch
12/1/17	1.09	212,000,000	211,993,428
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $715,151,800)			715,129,651

U.S. Treasury Debt - 14.6%
U.S. Treasury Obligations - 14.6%
U.S. Treasury Bills
12/7/17 to 3/1/18
(Cost $6,008,620,132)	1.03 to 1.29	6,014,220,000	6,008,951,068

U.S. Government Agency Debt - 6.0%
Federal Agencies - 6.0%
Federal Home Loan Bank
12/1/17 to 12/14/17
(Cost $2,494,875,139)	1.02 to 1.03	2,495,400,000	2,494,805,513

Non-Negotiable Time Deposit - 21.6%
Time Deposits - 21.6%
Australia & New Zealand Banking Group Ltd.
12/6/17 to 12/7/17	1.20	871,000,000	870,998,848
Bank of Nova Scotia
12/1/17	1.10	432,652,000	432,652,000
Barclays Bank PLC
12/1/17	1.20	2,131,000,000	2,131,000,000
BNP Paribas
12/1/17 to 12/7/17	1.19	1,848,042,000	1,848,042,000
Credit Agricole CIB
12/1/17	1.10	1,010,000,000	1,010,000,000
12/1/17 to 12/7/17	1.23	323,575,000	323,574,462
Credit Industriel et Commercial
12/1/17	1.08	369,000,000	369,000,000
Northern Trust Co. Chicago (TD)
12/1/17	1.08	646,000,000	646,000,000
Royal Bank of Canada
12/4/17 to 12/5/17	1.19	1,036,000,000	1,035,998,550
Skandinaviska Enskilda Banken AB
12/1/17	1.08	274,000,000	274,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $8,941,269,000)			8,941,265,860

Other Instrument - 5.1%
Corporate Bonds - 5.1%
International Bank for Reconstruction & Development
12/1/17 to 2/15/18
(Cost $2,087,602,382)	1.10 to 1.35	2,089,000,000	2,087,615,388

U.S. Government Agency Repurchase Agreement - 4.2%
	Maturity Amount	Value
In a joint trading account at 1.04% dated 11/30/17 due 12/1/17 (Collateralized by U.S. Government Obligations) #	$1,282,282,043	$1,282,245,000
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.05%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Government Obligations valued at $329,469,609, 2.34% - 5.00%, 9/1/27 - 12/1/47),	323,009,421	323,000,000
Sumitomo Mitsui Banking Corp. at 1.05%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Government Obligations valued at $131,583,838, 3.50%, 12/1/47)	129,003,763	129,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,734,245,000)		1,734,245,000

U.S. Treasury Repurchase Agreement - 31.4%
With:
Commerz Markets LLC at 1.1%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $891,409,923, 0.75% - 3.00%, 5/31/18 - 11/15/47)	872,026,644	872,000,000
Deutsche Bank AG at 1.05%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $894,578,901, 0.88% - 4.00%, 12/15/17 - 5/15/47)	872,025,433	872,000,000
Federal Reserve Bank of New York at 1%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $11,001,305,658, 1.13% - 6.00%, 12/31/20 - 2/15/29)	11,001,305,583	11,001,000,000
Societe Generale at 1.12%, dated 10/5/17 due 12/8/17 (Collateralized by U.S. Treasury Obligations valued at $213,109,831, 0.00% - 8.13%, 12/7/17 - 11/15/46)	208,414,151	208,001,955
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $12,953,000,000)		12,953,001,955

Other Repurchase Agreement - 1.3%
Other Repurchase Agreement - 1.3%
With Wells Fargo Securities, LLC at:
1.31%, dated 11/30/17 due 12/1/17 (Collateralized by Corporate Obligations valued at $296,830,801, 0.00% - 4.25%, 12/29/17 - 2/18/22)	291,010,589	291,000,000
1.36%, dated 11/30/17 due 12/1/17
(Collateralized by Corporate Obligations valued at $86,403,477, 0.25% - 5.50%, 12/15/17 - 1/15/31)	80,003,022	80,000,000
(Collateralized by Equity Securities valued at $173,886,570)	161,006,082	161,000,000
(Cost $532,000,000)		532,000,000
TOTAL INVESTMENT IN SECURITIES - 96.5%
(Cost $39,835,763,453)		39,836,008,322
NET OTHER ASSETS (LIABILITIES) - 3.5%		1,464,700,702
NET ASSETS - 100%		$41,300,709,024

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,282,245,000 due 12/01/17 at 1.04%
BNP Paribas, S.A.	$405,723,441
Bank of Nova Scotia	744,595,600
Citibank NA	2,174,964
Merrill Lynch, Pierce, Fenner & Smith, Inc.	129,750,995
$1,282,245,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $15,219,246,955) — See accompanying schedule: Unaffiliated issuers (cost $39,835,763,453)		$39,836,008,322
Cash		1,500,000,944
Interest receivable		3,365,177
Other receivables		352,941
Total assets		41,339,727,384
Liabilities
Distributions payable	$38,616,810
Other payables and accrued expenses	401,550
Total liabilities		39,018,360
Net Assets		$41,300,709,024
Net Assets consist of:
Paid in capital		$41,300,654,393
Distributions in excess of net investment income		(58,940)
Accumulated undistributed net realized gain (loss) on investments		(131,298)
Net unrealized appreciation (depreciation) on investments		244,869
Net Assets, for 41,292,316,994 shares outstanding		$41,300,709,024
Net Asset Value, offering price and redemption price per share ($41,300,709,024 ÷ 41,292,316,994 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Interest (including $228,298 from affiliated interfund lending)		$216,923,526
Expenses
Custodian fees and expenses	$100,359
Independent trustees' fees and expenses	70,789
Interest	25,762
Total expenses before reductions	196,910
Expense reductions	(46,404)	150,506
Net investment income (loss)		216,773,020
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,068
Total net realized gain (loss)		6,068
Change in net unrealized appreciation (depreciation) on investment securities		297,310
Net increase in net assets resulting from operations		$217,076,398

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$216,773,020	$200,013,789
Net realized gain (loss)	6,068	66,931
Change in net unrealized appreciation (depreciation)	297,310	(52,441)
Net increase in net assets resulting from operations	217,076,398	200,028,279
Distributions to shareholders from net investment income	(216,773,109)	(200,014,543)
Affiliated share transactions
Proceeds from sales of shares	194,592,831,676	370,567,706,318
Reinvestment of distributions	–	(438)
Cost of shares redeemed	(191,371,873,551)	(370,154,182,600)
Net increase (decrease) in net assets and shares resulting from share transactions	3,220,958,125	413,523,280
Total increase (decrease) in net assets	3,221,261,414	413,537,016
Net Assets
Beginning of period	38,079,447,610	37,665,910,594
End of period	$41,300,709,024	$38,079,447,610
Other Information
Distributions in excess of net investment income end of period	$(58,940)	$(58,851)
Shares
Sold	194,553,920,892	370,511,126,694
Issued in reinvestment of distributions	–	(438)
Redeemed	(191,333,606,830)	(370,097,642,263)
Net increase (decrease)	3,220,314,062	413,483,993

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Cash Central Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0055	.0056	.003	.001	.001	.002
Net realized and unrealized gain (loss)	–B	.0002	–B	–B	–B	–B
Total from investment operations	.0055	.0058	.003	.001	.001	.002
Distributions from net investment income	(.0055)	(.0056)	(.003)	(.001)	(.001)	(.002)
Total distributions	(.0055)	(.0056)	(.003)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.0002	$1.0002	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.55%	.58%	.27%	.13%	.10%	.17%
Ratios to Average Net AssetsE
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.09%G	.56%	.28%	.13%	.10%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$41,300,709	$38,079,448	$37,665,911	$30,179,024	$40,332,769	$45,952,520

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$366,319
Gross unrealized depreciation	(121,450)
Net unrealized appreciation (depreciation)	$244,869
Tax cost	$39,835,763,453

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(137,364)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $120,221,263 and the weighted average interest rate was .77% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$23,237,611	1.29%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,027.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $46,404.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were owners of record of all the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Actual	.0008%	$1,000.00	$1,005.50	$--C
Hypothetical-D		$1,000.00	$1,025.06	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C Amount represents less than $.005.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

TCC-SANN-0118
1.734014.117

Fidelity® Municipal Cash Central Fund Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/17	% of fund's investments 5/31/17	% of fund's investments 11/30/16
1 - 7	98.6	98.8	98.0
8 - 30	0.1	1.0	1.2
31 - 60	1.2	0.2	0.1
61 - 90	0.1	0.0	0.0
91-180	0.0	0.0	0.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Variable Rate Demand Notes (VRDNs)	85.4%
Tender Option Bond	12.2%
Other Municipal Security	2.4%

As of May 31, 2017
Variable Rate Demand Notes (VRDNs)	74.1%
Tender Option Bond	23.7%
Other Municipal Security	2.1%
Net Other Assets (Liabilities)	0.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 85.4%
	Principal Amount	Value
Alabama - 5.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.13% 12/7/17, VRDN (a)(b)	$4,100,000	$4,100,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.08% 12/7/17, VRDN (a)	4,100,000	4,100,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 1.02% 12/1/17, VRDN (a)(b)	2,750,000	2,750,000
West Jefferson Indl. Dev. Series 2008, 1.08% 12/7/17, VRDN (a)	3,390,000	3,390,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.02% 12/1/17, VRDN (a)(b)	25,465,000	25,465,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.02% 12/1/17, VRDN (a)(b)	26,720,000	26,720,000
		66,525,000
Alaska - 0.7%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.07% 12/7/17, VRDN (a)	5,775,000	5,775,000
Series 1994 C, 1.05% 12/7/17, VRDN (a)	3,000,000	3,000,000
		8,775,000
Arizona - 4.4%
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.01% 12/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	31,000,000	31,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.06% 12/7/17, VRDN (a)	4,000,000	4,000,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Clemente Apts. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	18,200,000	18,200,000
		53,200,000
Arkansas - 1.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.13% 12/7/17, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 1.14% 12/7/17, VRDN (a)(b)	7,000,000	7,000,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.1% 12/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,400,000	5,400,000
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.11% 12/7/17, LOC Fannie Mae, VRDN (a)	795,000	795,000
		14,595,000
Connecticut - 3.4%
Connecticut Gen. Oblig. Series 2016 C, 1.05% 12/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	13,200,000	13,200,000
Connecticut Hsg. Fin. Auth. Series D, 1% 12/7/17 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	28,000,000	28,000,000
		41,200,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.07% 12/7/17, VRDN (a)	1,000,000	1,000,000
Series 1994, 1.06% 12/1/17, VRDN (a)(b)	1,300,000	1,300,000
Series 1999 B, 1.12% 12/7/17, VRDN (a)(b)	2,400,000	2,400,000
		4,700,000
Florida - 13.5%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.01% 12/1/17, VRDN (a)(b)	63,000,000	63,000,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 1.04% 12/7/17, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 1.01% 12/1/17, VRDN (a)(b)	1,550,000	1,550,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 1.01% 12/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	22,000,000	22,000,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 1.07% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	200,000	200,000
FNMA:
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	14,620,000	14,620,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mill Creek Apts. Proj.) Series 2004 K, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	10,100,000	10,100,000
(Pinnacle Grove Apts. Proj.) Series 2003 A, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	6,750,000	6,750,000
Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	10,050,000	10,050,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	6,500,000	6,500,000
(Morgan Creek Apts. Proj.) Series 2003, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	11,900,000	11,900,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Osprey Ridge Apts. Proj.) Series 2000 H, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	6,360,000	6,360,000
(West Point Villas Apts. Proj.) Series 2000 F, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	9,810,000	9,810,000
		163,840,000
Georgia - 1.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 1% 12/1/17, VRDN (a)	1,200,000	1,200,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1.03% 12/7/17, VRDN (a)(b)	4,600,000	4,600,000
FHLMC Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.04% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	6,855,000	6,855,000
		12,655,000
Illinois - 0.2%
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 1.04% 12/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,190,000	1,190,000
FHLMC Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 1.04% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	1,335,000	1,335,000
		2,525,000
Indiana - 0.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.14% 12/7/17, VRDN (a)(b)	6,100,000	6,100,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.11% 12/7/17, VRDN (a)	1,100,000	1,100,000
Series I, 1.11% 12/7/17, VRDN (a)	400,000	400,000
		7,600,000
Iowa - 1.5%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 1.02% 12/7/17, VRDN (a)(b)	3,200,000	3,200,000
(MidAmerican Energy Proj.) Series 2008 A, 1.02% 12/7/17, VRDN (a)(b)	14,600,000	14,600,000
		17,800,000
Kansas - 1.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 1.03% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.06% 12/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,870,000	8,870,000
		15,870,000
Louisiana - 5.7%
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.98% 12/1/17, VRDN (a)(b)	14,500,000	14,500,000
(Shell Oil Co.-Norco Proj.) Series 1991, 0.98% 12/1/17, VRDN (a)(b)	50,000,000	50,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.08% 12/7/17, VRDN (a)	3,400,000	3,400,000
Series 2010 B1, 1.06% 12/7/17, VRDN (a)	1,150,000	1,150,000
		69,050,000
Maryland - 1.2%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 0.99% 12/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	9,640,000	9,640,000
FNMA Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	5,100,000	5,100,000
		14,740,000
Mississippi - 2.3%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 1.02% 12/1/17, VRDN (a)	7,550,000	7,550,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 1.02% 12/1/17 (Chevron Corp. Guaranteed), VRDN (a)	20,250,000	20,250,000
		27,800,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.13% 12/7/17, VRDN (a)(b)	2,200,000	2,200,000
New York - 13.5%
New York City Gen. Oblig. Series 2013 A3, 0.97% 12/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	15,000,000	15,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 BB1, 0.99% 12/1/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	22,785,000	22,785,000
New York City Transitional Fin. Auth. Rev. Series 2015 A3, 0.98% 12/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,640,000	2,640,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 1% 12/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	3,000,000	3,000,000
Series 2002 A, 1% 12/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	15,000,000	15,000,000
Series 2004 A, 1% 12/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	9,900,000	9,900,000
(455 West 37th Street Hsg. Proj.) Series A, 1% 12/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	62,300,000	62,300,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.97% 12/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,745,000	5,745,000
FHLMC New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.98% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	7,600,000	7,600,000
(Sea Park East Hsg. Proj.) Series 2004 A, 1.04% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	13,300,000	13,300,000
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2002 A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,200,000	7,200,000
		164,470,000
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.14% 12/7/17, VRDN (a)(b)	600,000	600,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.05% 12/7/17, LOC Cr. Industriel et Commercial, VRDN (a)	2,200,000	2,200,000
		2,800,000
Oregon - 1.2%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.01% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	15,000,000	15,000,000
Pennsylvania - 1.8%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.06% 12/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,570,000	1,570,000
Philadelphia Arpt. Rev. Series 2005 C1, 0.98% 12/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	20,780,000	20,780,000
		22,350,000
South Carolina - 5.2%
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.99% 12/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	29,765,000	29,765,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.99% 12/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	33,265,000	33,265,000
		63,030,000
Tennessee - 10.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.99% 12/1/17, LOC Bank of America NA, VRDN (a)	6,175,000	6,175,000
Series 2003, 0.99% 12/1/17, LOC Bank of America NA, VRDN (a)	3,020,000	3,020,000
Series 2005, 0.99% 12/1/17, LOC Bank of America NA, VRDN (a)	6,900,000	6,900,000
Series 2008, 0.99% 12/1/17, LOC Bank of America NA, VRDN (a)	48,455,000	48,455,000
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 1.04% 12/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,500,000	4,500,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.):
Series 2002, 0.99% 12/1/17, LOC Bank of America NA, VRDN (a)	7,840,000	7,840,000
Series 2006, 0.99% 12/1/17, LOC Bank of America NA, VRDN (a)	47,055,000	47,055,000
Series 2008, 0.99% 12/1/17, LOC Bank of America NA, VRDN (a)	3,300,000	3,300,000
		127,245,000
Texas - 4.9%
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 1.09% 12/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,500,000	3,500,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 1.01% 12/1/17, VRDN (a)(b)	12,900,000	12,900,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 0.97% 12/1/17 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	10,050,000	10,050,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.13% 12/7/17, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 1.03% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.03% 12/7/17 (Total SA Guaranteed), VRDN (a)	1,100,000	1,100,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 1.03% 12/7/17 (Total SA Guaranteed), VRDN (a)	9,100,000	9,100,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.03% 12/7/17 (Total SA Guaranteed), VRDN (a)	2,600,000	2,600,000
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.04% 12/7/17 (Total SA Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
FNMA Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	5,635,000	5,635,000
		59,445,000
Virginia - 2.1%
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.01% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1994 A, 0.97% 12/1/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	4,000,000	4,000,000
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 1.01% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,620,000	1,620,000
Series 2006, 1.01% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,450,000	2,450,000
FHLMC Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 1.03% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	7,000,000	7,000,000
		25,070,000
Washington - 0.7%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.03% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	2,305,000	2,305,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Le May Enterprise Proj.) Series 2005 B, 1.05% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	2,030,000	2,030,000
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Ballard Landmark Inn Proj.) Series 2015 A, 1.03% 12/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	4,000,000	4,000,000
		8,335,000
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 12/7/17, VRDN (a)(b)	4,200,000	4,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.25% 12/7/17, VRDN (a)(b)	4,000,000	4,000,000
		8,200,000
Wyoming - 1.5%
Converse County Envir. Impt. Rev. Series 1995, 1.09% 12/7/17, VRDN (a)(b)	3,100,000	3,100,000
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.07% 12/7/17, VRDN (a)	1,500,000	1,500,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.99% 12/7/17, LOC Wells Fargo Bank NA, VRDN(a)(b)	10,000,000	10,000,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.08% 12/7/17, VRDN (a)	3,500,000	3,500,000
		18,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,037,120,000)		1,037,120,000

Tender Option Bond - 12.2%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,290,000	1,290,000
Colorado - 1.6%
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.12% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	500,000	500,000
Series ZF 04 17, 1.12% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	900,000	900,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	650,000	650,000
JPMorgan Chase Participating VRDN Series 5008, 0.98% 12/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,080,000	17,080,000
		19,130,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	2,700,000	2,700,000
District Of Columbia - 0.2%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,000,000	1,000,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters XM 05 52, 1.05% 12/7/17 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	800,000	800,000
Series Floaters ZM 05 54, 1.03% 12/7/17 (Liquidity Facility Citibank NA) (a)(b)(c)	300,000	300,000
		2,100,000
Florida - 0.7%
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	500,000	500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters ZF 25 03, 1.03% 12/7/17 (Liquidity Facility Citibank NA) (a)(b)(c)	450,000	450,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,100,000	1,100,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900,000	900,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 1.12% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 1.04% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,500,000	2,500,000
		8,150,000
Georgia - 0.3%
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,300,000	2,300,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 2/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	1,000,000	999,800
		3,299,800
Illinois - 1.4%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.12% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	400,000	400,000
Illinois Gen. Oblig. Participating VRDN Series Floaters E97, 1.03% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,545,000	5,545,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series 15 XM 0078, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,090,000	5,090,000
Southwestern Ill Dev. Auth. Heal Participating VRDN Series Putters 5014, 0.98% 12/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 1.03% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,125,000	1,125,000
		17,160,000
Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,500,000	1,500,000
Iowa - 0.1%
Iowa St Spl. Oblig. Participating VRDN Series Floaters XX 10 56, 1.05% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Maryland - 0.1%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.05% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600,000	1,600,000
Massachusetts - 1.7%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	17,100,000	17,100,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.15%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	3,346,000	3,345,833
		20,445,833
Michigan - 1.7%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,650,000	4,650,000
JPMorgan Chase Participating VRDN Series Putters 5009, 0.98% 12/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,050,000	16,050,000
		20,700,000
Missouri - 0.3%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,100,000
Montana - 0.5%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	5,500,000	5,500,000
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,700,000	1,700,000
Series Floaters XX 10 04, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200,000	1,200,000
		2,900,000
New Jersey - 0.2%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.14% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,100,000	1,100,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	700,000	700,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	500,000	500,000
		2,300,000
Ohio - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300,000	300,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	985,000	985,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	800,000	800,000
		2,085,000
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Participating VRDN Series Floaters XM 05 59, 1.03% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,065,000	1,065,000
Pennsylvania - 0.4%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 5011, 0.98% 12/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Texas - 0.4%
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 ZF 0282, 1.01% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 1.07% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	400,000	400,000
		4,400,000
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,700,000	2,700,000
Wisconsin - 1.5%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	15,000,000	15,000,000
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	2,900,000	2,900,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	700,000	700,000
		18,600,000
TOTAL TENDER OPTION BOND
(Cost $147,726,000)		147,725,633

Other Municipal Security - 2.4%
Georgia - 1.2%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	3,985,000	3,985,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,240,000	10,240,000
		14,225,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.16% tender 1/10/18, CP mode	800,000	799,944
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
1.03% tender 12/1/17, CP mode	1,090,000	1,090,000
1.05% tender 1/3/18, CP mode	2,800,000	2,799,804
		3,889,804
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.05% tender 12/4/17, CP mode	1,900,000	1,900,000
Series 1990 A, 1.08% tender 12/1/17, CP mode (b)	1,290,000	1,290,000
Series 1990 B, 1.15% tender 12/19/17, CP mode	1,000,000	999,960
Series A1, 1.17% tender 12/6/17, CP mode (b)	2,900,000	2,900,000
		7,089,960
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.15% tender 12/1/17, CP mode (b)	1,900,000	1,900,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 12/1/17, CP mode (b)	1,500,000	1,500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $29,405,000)		29,404,708
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,214,251,000)		1,214,250,341
NET OTHER ASSETS (LIABILITIES) - 0.0%		68,435
NET ASSETS - 100%		$1,214,318,776

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,535,833 or 1.9% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,985,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$1,290,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.15%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$3,346,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/11/16 - 6/1/17	$15,000,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$2,900,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,214,251,000)		$1,214,250,341
Cash		7,556,266
Interest receivable		1,097,068
Receivable from investment adviser for expense reductions		1,369
Other receivables		4,485
Total assets		1,222,909,529
Liabilities
Payable for investments purchased	$7,555,455
Distributions payable	1,030,737
Other payables and accrued expenses	4,561
Total liabilities		8,590,753
Net Assets		$1,214,318,776
Net Assets consist of:
Paid in capital		$1,214,305,400
Distributions in excess of net investment income		(113)
Accumulated undistributed net realized gain (loss) on investments		14,148
Net unrealized appreciation (depreciation) on investments		(659)
Net Assets, for 1,214,257,075 shares outstanding		$1,214,318,776
Net Asset Value, offering price and redemption price per share ($1,214,318,776 ÷ 1,214,257,075 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Interest		$7,284,551
Expenses
Custodian fees and expenses	$9,894
Independent trustees' fees and expenses	3,172
Total expenses before reductions	13,066
Expense reductions	(12,437)	629
Net investment income (loss)		7,283,922
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		68,535
Total net realized gain (loss)		68,535
Change in net unrealized appreciation (depreciation) on investment securities		(1,433)
Net increase in net assets resulting from operations		$7,351,024

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,283,922	$16,847,745
Net realized gain (loss)	68,535	32,728
Change in net unrealized appreciation (depreciation)	(1,433)	774
Net increase in net assets resulting from operations	7,351,024	16,881,247
Distributions to shareholders from net investment income	(7,283,876)	(16,847,904)
Distributions to shareholders from net realized gain	(65,740)	–
Total distributions	(7,349,616)	(16,847,904)
Affiliated share transactions
Proceeds from sales of shares	7,120,098,000	11,681,579,000
Cost of shares redeemed	(7,476,750,496)	(14,289,419,117)
Net increase (decrease) in net assets and shares resulting from share transactions	(356,652,496)	(2,607,840,117)
Total increase (decrease) in net assets	(356,651,088)	(2,607,806,774)
Net Assets
Beginning of period	1,570,969,864	4,178,776,638
End of period	$1,214,318,776	$1,570,969,864
Other Information
Distributions in excess of net investment income end of period	$(113)	$(159)
Shares
Sold	7,119,620,850	11,681,551,542
Redeemed	(7,476,251,666)	(14,289,359,586)
Net increase (decrease)	(356,630,816)	(2,607,808,044)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Cash Central Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0045	.0066	.001	.001	.001	.002
Net realized and unrealized gain (loss)	–B	.0001	–B	–B	–B	–B
Total from investment operations	.0045	.0067	.001	.001	.001	.002
Distributions from net investment income	(.0045)	(.0066)	(.001)	(.001)	(.001)	(.002)
Distributions from net realized gain	(.0001)	–	–B	–	–	–B
Total distributions	(.0045)C	(.0066)	(.001)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.0001	$1.0001	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.46%	.67%	.12%	.05%	.07%	.17%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.89%H	.62%	.09%	.05%	.07%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,214,319	$1,570,970	$4,178,777	$4,603,558	$5,657,214	$4,529,568

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.0005 per share.

 C Total distributions of $.0045 per share is comprised of distributions from net investment income of $.00449 and distributions from net realized gain of $.00005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	(659)
Net unrealized appreciation (depreciation)	$(659)
Tax cost	$1,214,251,000

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,254.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10,183.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Actual	.0013%	$1,000.00	$1,004.60	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCC-SANN-0118
1.734025.117

Fidelity® Securities Lending Cash Central Fund Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/17	% of fund's investments 5/31/17	% of fund's investments 11/30/16
1 - 7	81.7	93.6	62.1
8 - 30	13.3	5.8	16.7
31 - 60	0.0	0.6	11.5
61 - 90	2.9	0.0	3.5
91 - 180	2.1	0.0	6.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Certificates of Deposit	10.2%
Commercial Paper	1.7%
U.S. Treasury Debt	14.5%
U.S. Government Agency Debt	6.5%
Non-Negotiable Time Deposit	20.1%
Other Instruments	4.9%
Repurchase Agreements	38.1%
Net Other Assets (Liabilities)	4.0%

As of May 31, 2017
Certificates of Deposit	9.1%
Commercial Paper	2.0%
U.S. Treasury Debt	0.9%
U.S. Government Agency Debt	1.8%
Non-Negotiable Time Deposit	22.6%
Other Instruments	3.7%
Repurchase Agreements	55.6%
Net Other Assets (Liabilities)	4.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 10.2%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 10.2%
Bank of Montreal
12/1/17	1.20%	$460,000,000	$459,999,816
Bayerische Landesbank
12/1/17 to 12/7/17	1.24	1,095,000,000	1,094,998,980
Landesbank Baden-Wuerttemberg New York Branch
12/1/17 to 12/7/17	1.23	934,820,000	934,817,802
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,489,820,000)			2,489,816,598

Financial Company Commercial Paper - 1.7%
BNP Paribas Dublin Branch
12/5/17	1.19	51,000,000	50,991,713
Landesbank Baden-Wurttemberg
12/4/17	1.23	241,000,000	240,967,802
Natexis Banques Populaires New York Branch
12/1/17	1.09	116,989,000	116,985,373
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $408,957,554)			408,944,888

U.S. Treasury Debt - 14.5%
U.S. Treasury Obligations - 14.5%
U.S. Treasury Bills
12/7/17 to 3/1/18
(Cost $3,537,352,636)	1.03 to 1.29	3,541,000,000	3,537,568,743

U.S. Government Agency Debt - 6.5%
Federal Agencies - 6.5%
Federal Home Loan Bank
12/1/17 to 12/14/17
(Cost $1,574,573,933)	1.02 to 1.03	1,574,900,000	1,574,530,733

Non-Negotiable Time Deposit - 20.1%
Time Deposits - 20.1%
Australia & New Zealand Banking Group Ltd.
12/6/17 to 12/7/17	1.20	483,000,000	482,999,363
Bank of Nova Scotia
12/1/17	1.10	237,000,000	237,000,000
Barclays Bank PLC
12/1/17	1.20	1,196,000,000	1,196,000,000
BNP Paribas
12/1/17 to 12/7/17	1.19	1,057,000,000	1,057,000,000
Credit Agricole CIB
12/1/17	1.10	554,000,000	554,000,000
12/1/17 to 12/7/17	1.23	185,100,000	185,099,695
Credit Industriel et Commercial
12/1/17	1.08	202,000,000	202,000,000
Northern Trust Co. Chicago (TD)
12/1/17	1.08	354,000,000	354,000,000
Royal Bank of Canada
12/4/17 to 12/5/17	1.19	599,000,000	598,999,162
Skandinaviska Enskilda Banken AB
12/1/17	1.08	17,000,000	17,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,884,100,000)			4,884,098,220

Other Instrument - 4.9%
Corporate Bonds - 4.9%
International Bank for Reconstruction & Development
12/1/17 to 2/15/18
(Cost $1,200,207,563)	1.10 to 1.35	1,201,000,000	1,200,212,152

U.S. Government Agency Repurchase Agreement - 3.1%
	Maturity Amount	Value
In a joint trading account at 1.04% dated 11/30/17 due 12/1/17:
(Collateralized by U.S. Government Obligations) #	$68,134,968	$68,133,000
(Collateralized by U.S. Government Obligations) #	439,836,706	439,824,000
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.05%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Government Obligations valued at $180,545,266, 2.00% - 5.00%, 8/1/19 - 11/20/65)	177,005,163	177,000,000
Sumitomo Mitsui Banking Corp. at 1.05%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Government Obligations valued at $72,422,112, 3.50%, 8/20/47)	71,002,071	71,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $755,957,000)		755,957,000

U.S. Treasury Repurchase Agreement - 33.8%
With:
Commerz Markets LLC at 1.1%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $487,583,364, 0.88% - 2.75%, 5/31/18 - 11/15/47)	478,014,606	478,000,000
Deutsche Bank AG at 1.05%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $489,691,787, 1.13% - 3.13%, 10/31/18 - 02/15/46)	478,013,942	478,000,000
Federal Reserve Bank of New York at 1%, dated 11/30/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $7,140,198,414, 1.63% - 7.63%, 4/30/23 - 2/15/25)	7,140,198,333	7,140,000,000
Societe Generale at 1.12%, dated 10/5/17 due 12/8/17 (Collateralized by U.S. Treasury Obligations valued at $135,062,424, 0.00% - 4.38%, 4/26/18 - 5/15/44)	132,262,827	132,001,241
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $8,228,000,000)		8,228,001,241

Other Repurchase Agreement - 1.2%
Other Repurchase Agreement - 1.2%
With Wells Fargo Securities, LLC at:
1.31%, dated 11/30/17 due 12/1/17 (Collateralized by Corporate Obligations valued at $162,339,786, 0.00% - 2.13%, 12/1/17 - 11/16/22)	159,005,786	159,000,000
1.36%, dated 11/30/17 due 12/1/17 (Collateralized by Corporate Obligations valued at $47,521,906, 1.38% - 8.25%, 1/1/20 - 12/1/40)	44,001,662	44,000,000
(Collateralized by Equity Securities valued at $96,123,634)	89,003,362	89,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $292,000,000)		292,000,000
TOTAL INVESTMENT IN SECURITIES - 96.0%
(Cost $23,370,968,686)		23,371,129,575
NET OTHER ASSETS (LIABILITIES) - 4.0%		979,460,655
NET ASSETS - 100%		$24,350,590,230

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$68,133,000 due 12/01/17 at 1.04%
Citibank NA	$68,133,000
$68,133,000
$439,824,000 due 12/01/17 at 1.04%
BNP Paribas, S.A.	$139,167,559
Bank of Nova Scotia	255,404,400
Citibank NA	746,036
Merrill Lynch, Pierce, Fenner & Smith, Inc.	44,506,005
$439,824,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $9,275,958,241) — See accompanying schedule: Unaffiliated issuers (cost $23,370,968,686)		$23,371,129,575
Cash		1,000,000,292
Interest receivable		2,091,235
Other receivables		205,676
Total assets		24,373,426,778
Liabilities
Distributions payable	$22,596,941
Other payables and accrued expenses	239,607
Total liabilities		22,836,548
Net Assets		$24,350,590,230
Net Assets consist of:
Paid in capital		$24,351,396,859
Distributions in excess of net investment income		(6,574)
Accumulated undistributed net realized gain (loss) on investments		(960,944)
Net unrealized appreciation (depreciation) on investments		160,889
Net Assets, for 24,347,226,256 shares outstanding		$24,350,590,230
Net Asset Value, offering price and redemption price per share ($24,350,590,230 ÷ 24,347,226,256 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Interest		$132,906,257
Expenses
Custodian fees and expenses	$72,558
Independent trustees' fees and expenses	44,088
Interest	15,808
Total expenses before reductions	132,454
Expense reductions	(29,368)	103,086
Net investment income (loss)		132,803,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,710
Total net realized gain (loss)		3,710
Change in net unrealized appreciation (depreciation) on investment securities		56,975
Net increase in net assets resulting from operations		$132,863,856

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,803,171	$125,042,790
Net realized gain (loss)	3,710	45,982
Change in net unrealized appreciation (depreciation)	56,975	103,914
Net increase in net assets resulting from operations	132,863,856	125,192,686
Distributions to shareholders from net investment income	(132,809,745)	(125,041,372)
Affiliated share transactions
Proceeds from sales of shares	69,117,605,151	116,768,636,615
Cost of shares redeemed	(67,924,629,087)	(115,452,271,090)
Net increase (decrease) in net assets and shares resulting from share transactions	1,192,976,064	1,316,365,525
Total increase (decrease) in net assets	1,193,030,175	1,316,516,839
Net Assets
Beginning of period	23,157,560,055	21,841,043,216
End of period	$24,350,590,230	$23,157,560,055
Other Information
Distributions in excess of net investment income end of period	$(6,574)	$–
Shares
Sold	69,109,744,589	116,755,690,128
Redeemed	(67,916,695,406)	(115,440,064,479)
Net increase (decrease)	1,193,049,183	1,315,625,649

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Securities Lending Cash Central Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0055	.0059	.003	.001	.001	.002
Net realized and unrealized gain (loss)	–B	.0001	–B	–B	–B	–B
Total from investment operations	.0055	.0060	.003	.001	.001	.002
Distributions from net investment income	(.0055)	(.0059)	(.003)	(.001)	(.001)	(.002)
Total distributions	(.0055)	(.0059)	(.003)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.0001	$1.0001	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.55%	.60%	.30%	.13%	.10%	.17%
Ratios to Average Net AssetsE
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.09%G	.60%	.30%	.13%	.10%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$24,350,590	$23,157,560	$21,841,043	$25,584,453	$24,033,517	$18,970,578

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$235,921
Gross unrealized depreciation	(75,032)
Net unrealized appreciation (depreciation)	$160,889
Tax cost	$23,370,968,686

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal Year of Expiration
2018	$(966,704)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $73,677,449 and the weighted average interest rate was .77% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,261.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $29,368.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Actual	.0008%	$1,000.00	$1,005.50	$--C
Hypothetical-D		$1,000.00	$1,025.06	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C Amount represents less than $.005.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CCC-SANN-0118
1.743119.117

Fidelity® Tax-Free Cash Central Fund Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/17	% of fund's investments 5/31/17	% of fund's investments 11/30/16
1 - 7	99.0	99.5	99.4
8 - 30	0.1	0.3	0.5
31 - 60	0.8	0.2	0.1
61 - 90	0.1	0.0	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Variable Rate Demand Notes (VRDNs)	78.9%
Tender Option Bond	20.0%
Other Municipal Security	1.1%

As of May 31, 2017
Variable Rate Demand Notes (VRDNs)	74.6%
Tender Option Bond	22.3%
Other Municipal Security	1.7%
Net Other Assets (Liabilities)	1.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 78.9%
	Principal Amount	Value
Alabama - 2.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 1% 12/1/17, VRDN (a)	$1,600,000	$1,600,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.08% 12/7/17, VRDN (a)	1,400,000	1,400,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1% 12/1/17, VRDN (a)	20,650,000	20,650,000
West Jefferson Indl. Dev. Series 2008, 1.08% 12/7/17, VRDN (a)	1,200,000	1,200,000
		24,850,000
Alaska - 0.5%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.07% 12/7/17, VRDN (a)	2,800,000	2,800,000
Series 1994 C, 1.05% 12/7/17, VRDN (a)	1,500,000	1,500,000
		4,300,000
Connecticut - 0.6%
Connecticut Gen. Oblig. Series 2016 C, 1.05% 12/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	5,400,000	5,400,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.07% 12/7/17, VRDN (a)	500,000	500,000
District Of Columbia - 0.9%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 1.09% 12/1/17, LOC Bank of America NA, VRDN (a)	5,050,000	5,050,000
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.94% 12/7/17, LOC TD Banknorth, NA, VRDN (a)	2,770,000	2,770,000
		7,820,000
Florida - 7.0%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.96% 12/1/17, LOC Bank of America NA, VRDN (a)	16,000,000	16,000,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1% 12/1/17, VRDN (a)	2,250,000	2,250,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 1% 12/1/17, VRDN (a)	4,200,000	4,200,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.96% 12/1/17, VRDN (a)	37,000,000	37,000,000
Palm Beach County Rev. (Benjamin Private School Proj.) 1.04% 12/7/17, LOC Northern Trust Co., VRDN (a)	4,120,000	4,120,000
		63,570,000
Georgia - 5.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.99% 12/1/17, VRDN (a)	9,650,000	9,650,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Georgia Gen. Resolution Projs.) Series 1985 C, 0.94% 12/7/17, LOC TD Banknorth, NA, VRDN (a)	9,700,000	9,700,000
(Proj. One) Series 2008 B, 0.95% 12/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	25,380,000	25,380,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1% 12/1/17, VRDN (a)	6,000,000	6,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.99% 12/1/17, VRDN (a)	1,800,000	1,800,000
		52,530,000
Illinois - 3.3%
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 1% 12/7/17, LOC JPMorgan Chase Bank, VRDN (a)	13,100,000	13,100,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.93% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)	4,625,000	4,625,000
Series 2011 B, 0.97% 12/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	12,355,000	12,355,000
		30,080,000
Indiana - 0.7%
Indiana Fin. Auth. Hosp. Rev. (Indiana Univ. HealthCare Proj.) Series 2011 B, 0.94% 12/7/17, LOC TD Banknorth, NA, VRDN (a)	6,100,000	6,100,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.11% 12/7/17, VRDN (a)	300,000	300,000
Series I, 1.11% 12/7/17, VRDN (a)	400,000	400,000
		6,800,000
Iowa - 0.1%
Iowa Higher Ed. Ln. Auth. Rev. (Des Moines Univ. Proj.) 0.97% 12/1/17, LOC BMO Harris Bank NA, VRDN (a)	1,010,000	1,010,000
Louisiana - 5.7%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2008 A, 0.97% 12/1/17, VRDN (a)	22,000,000	22,000,000
Series 2010, 0.98% 12/7/17, VRDN (a)	3,000,000	3,000,000
(Christus Health Proj.) Series 2008 B, 0.98% 12/7/17, VRDN (a)	13,650,000	13,650,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.96% 12/1/17, VRDN (a)	10,500,000	10,500,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.08% 12/7/17, VRDN (a)	660,000	660,000
Series 2010 B1, 1.06% 12/7/17, VRDN (a)	2,600,000	2,600,000
		52,410,000
Maryland - 0.1%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 C, 0.96% 12/7/17, LOC TD Banknorth, NA, VRDN (a)	1,200,000	1,200,000
Massachusetts - 3.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 0.94% 12/7/17, LOC Barclays Bank PLC, VRDN (a)	28,000,000	28,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.95% 12/7/17, LOC TD Banknorth, NA, VRDN (a)	6,635,000	6,635,000
		34,635,000
Michigan - 1.7%
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.95% 12/1/17, LOC Comerica Bank, VRDN (a)	15,400,000	15,400,000
Mississippi - 9.5%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.94% 12/1/17, VRDN (a)	4,005,000	4,005,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.95% 12/1/17 (Chevron Corp. Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2007 D, 0.95% 12/1/17 (Chevron Corp. Guaranteed), VRDN (a)	43,200,000	43,200,000
Series 2011 E, 0.95% 12/1/17, VRDN (a)	11,000,000	11,000,000
Series 2011 B, 1.02% 12/1/17, VRDN (a)	20,035,000	20,035,000
Series 2011 G, 1.02% 12/1/17, VRDN (a)	5,600,000	5,600,000
		86,840,000
Missouri - 1.6%
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.95% 12/1/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,000,000	15,000,000
New York - 22.9%
New York City Gen. Oblig.:
Series 2008, 0.96% 12/4/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	8,265,000	8,265,000
Series 2012 D, 0.97% 12/1/17 (Liquidity Facility Bank of New York, New York), VRDN (a)	1,730,000	1,730,000
Series 2012 G6, 0.96% 12/1/17 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	5,000,000	5,000,000
Series 2013 F3, 0.96% 12/1/17 (Liquidity Facility Bank of America NA), VRDN (a)	2,490,000	2,490,000
Series 2017 A-7, 0.99% 12/1/17 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	25,395,000	25,395,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 0.97% 12/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	12,265,000	12,265,000
Series 2009 BB1, 0.99% 12/1/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,000,000	4,000,000
Series 2014 AA, 0.97% 12/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	27,705,000	27,705,000
Series 2015 BB, 0.96% 12/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,240,000	1,240,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.96% 12/4/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	18,770,000	18,770,000
Series 2003 C1, 0.94% 12/1/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,400,000	1,400,000
Series 2010, 0.96% 12/4/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,855,000	5,855,000
Series 2013 C5, 0.97% 12/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	19,000,000	19,000,000
New York Dorm. Auth. Revs. (Northern Westchester Hosp. Assoc. Proj.) Series 2009, 0.95% 12/7/17, LOC TD Banknorth, NA, VRDN (a)	4,400,000	4,400,000
New York Hsg. Fin. Agcy. Rev. (505 West 37th Street Proj.):
Series 2009 A, 0.99% 12/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,100,000	20,100,000
Series 2009 B, 0.99% 12/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,755,000	7,755,000
New York Metropolitan Trans. Auth. Rev. Series 2012 G2, 0.95% 12/7/17, LOC TD Banknorth, NA, VRDN (a)	10,240,000	10,240,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F, 0.97% 12/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	31,865,000	31,865,000
Series 2005 A, 0.94% 12/7/17, LOC TD Banknorth, NA, VRDN (a)	2,025,000	2,025,000
		209,500,000
North Carolina - 0.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.95% 12/1/17, LOC TD Banknorth, NA, VRDN (a)	1,350,000	1,350,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.05% 12/7/17, LOC Cr. Industriel et Commercial, VRDN (a)	1,000,000	1,000,000
		2,350,000
Pennsylvania - 0.0%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.06% 12/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	395,000	395,000
Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 0.94% 12/7/17, LOC TD Banknorth, NA, VRDN (a)	6,905,000	6,905,000
Tennessee - 6.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2005, 0.99% 12/1/17, LOC Bank of America NA, VRDN (a)	20,605,000	20,605,000
Series 2008, 0.99% 12/1/17, LOC Bank of America NA, VRDN (a)	12,180,000	12,180,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) Series 2004, 0.99% 12/1/17, LOC Bank of America NA, VRDN (a)	16,285,000	16,285,000
Series 2008, 0.99% 12/1/17, LOC Bank of America NA, VRDN (a)	10,300,000	10,300,000
		59,370,000
Texas - 2.2%
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.03% 12/7/17 (Total SA Guaranteed), VRDN (a)	300,000	300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1.03% 12/7/17 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 1.03% 12/7/17 (Total SA Guaranteed), VRDN (a)	6,300,000	6,300,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.03% 12/7/17 (Total SA Guaranteed), VRDN (a)	700,000	700,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.95% 12/1/17, LOC TD Banknorth, NA, VRDN (a)	9,865,000	9,865,000
		20,165,000
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.93% 12/7/17, LOC Canadian Imperial Bank of Commerce, VRDN (a)	3,205,000	3,205,000
Vermont - 0.6%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 0.94% 12/7/17, LOC TD Banknorth, NA, VRDN (a)	5,200,000	5,200,000
Washington - 0.0%
FHLMC Vancouver Hsg. Auth. Rev. Series 2008, 0.96% 12/7/17, LOC Freddie Mac, VRDN (a)	50,000	50,000
Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 2012 B, 0.97% 12/1/17, LOC Bank of Montreal, VRDN (a)	1,400,000	1,400,000
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 D, 0.99% 12/7/17 (Liquidity Facility Royal Bank of Canada), VRDN (a)	10,000,000	10,000,000
		11,400,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.08% 12/7/17, VRDN (a)	630,000	630,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $721,515,000)		721,515,000

Tender Option Bond - 20.0%
Arizona - 0.1%
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	300,000	300,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	500,000	500,000
		800,000
California - 0.1%
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	600,000	600,000
Colorado - 3.2%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	200,000	200,000
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.12% 12/7/17 (Liquidity Facility Citibank NA) (a)(b)	200,000	200,000
Series ZF 04 17, 1.12% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	295,000	295,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,200,000	1,200,000
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
JPMorgan Chase Participating VRDN Series 5008, 0.98% 12/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	25,300,000	25,300,000
		28,895,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	1,000,000	1,000,000
District Of Columbia - 0.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
District of Columbia Gen. Oblig. Bonds Series 2016 23, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,760,000	2,760,000
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
		3,460,000
Florida - 0.2%
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	200,000	200,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	900,000	900,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	500,000	500,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
		2,000,000
Georgia - 0.2%
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,100,000	1,100,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 2/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	500,000	499,900
		1,599,900
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	295,000	295,000
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 1% 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	395,000	395,000
		690,000
Illinois - 2.8%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	700,000	700,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.12% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	100,000	100,000
Illinois Gen. Oblig. Participating VRDN Series Floaters E97, 1.03% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,100,000	2,100,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	200,000	200,000
Southwestern Ill Dev. Auth. Heal Participating VRDN Series Putters 5014, 0.98% 12/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	22,000,000	22,000,000
The County of Cook Participating VRDN Series XF 23 13, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 1.03% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
		25,900,000
Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	650,000	650,000
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Kentucky - 0.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
Louisiana - 0.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.02% 12/7/17 (Liquidity Facility Citibank NA) (a)(b)	3,500,000	3,500,000
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
		4,100,000
Maryland - 0.1%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.05% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	700,000	700,000
Massachusetts - 2.4%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,200,000	4,200,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.15%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	904,000	903,955
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 015, 0.97% 12/1/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	16,600,000	16,600,000
		21,703,955
Michigan - 3.7%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,700,000	1,700,000
JPMorgan Chase Participating VRDN Series Putters 5009, 0.98% 12/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	32,220,000	32,220,000
		33,920,000
Missouri - 0.2%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,500,000	1,500,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	2,300,000	2,300,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,300,000	1,300,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.14% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	700,000	700,000
		1,300,000
North Carolina - 0.0%
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	200,000	200,000
Ohio - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	495,000	495,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	300,000	300,000
		895,000
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Participating VRDN Series Floaters XM 05 59, 1.03% 12/7/17 (Liquidity Facility Citibank NA) (a)(b)	600,000	600,000
Oklahoma St Wtr. Resources Board Rev. Fund Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 1% 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	400,000	400,000
		1,000,000
Oregon - 0.0%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	400,000	400,000
Pennsylvania - 2.0%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 5011, 0.98% 12/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	18,000,000	18,000,000
South Carolina - 0.6%
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	400,000	400,000
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,495,000	1,495,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,575,000	2,575,000
Series Floaters XG 01 49, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
		5,070,000
Texas - 0.0%
Cypress-Fairbanks Independent School District Participating VRDN Series 2016 7, SIFMA Municipal Swap Index + 0.050% 1% 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	300,000	300,000
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	600,000	600,000
Vermont - 0.3%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,850,000	2,850,000
Virginia - 0.3%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(b)	2,075,000	2,075,000
Virginia Gen. Oblig. Participating VRDN Series 2016 11, SIFMA Municipal Swap Index + 0.050% 1% 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	280,000	280,000
		2,355,000
Washington - 1.7%
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(b)	15,775,000	15,775,000
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	900,000	900,000
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	700,000	700,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		1,900,000
TOTAL TENDER OPTION BOND
(Cost $182,364,000)		182,363,855

Other Municipal Security - 1.1%
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,195,000	1,195,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,280,000	3,280,000
		4,475,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.16% tender 1/10/18, CP mode	600,000	599,958
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.05% tender 1/3/18, CP mode	2,100,000	2,099,853
Series 1993 A, 1.03% tender 12/1/17, CP mode	600,000	600,000
		2,699,853
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.05% tender 12/4/17, CP mode	1,200,000	1,200,000
Series 1990 B, 1.15% tender 12/19/17, CP mode	800,000	799,968
		1,999,968
TOTAL OTHER MUNICIPAL SECURITY
(Cost $9,775,000)		9,774,779
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $913,654,000)		913,653,634
NET OTHER ASSETS (LIABILITIES) - 0.0%		245,732
NET ASSETS - 100%		$913,899,366

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,103,955 or 0.3% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,095,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$600,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.15%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$904,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$900,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$700,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $913,654,000)		$913,653,634
Cash		1,343
Interest receivable		1,003,686
Other receivables		516
Total assets		914,659,179
Liabilities
Distributions payable	$756,975
Other payables and accrued expenses	2,838
Total liabilities		759,813
Net Assets		$913,899,366
Net Assets consist of:
Paid in capital		$913,903,195
Undistributed net investment income		23
Accumulated undistributed net realized gain (loss) on investments		(3,486)
Net unrealized appreciation (depreciation) on investments		(366)
Net Assets, for 913,837,161 shares outstanding		$913,899,366
Net Asset Value, offering price and redemption price per share ($913,899,366 ÷ 913,837,161 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Interest		$3,364,726
Expenses
Custodian fees and expenses	$5,974
Independent trustees' fees and expenses	1,344
Total expenses before reductions	7,318
Expense reductions	(4,282)	3,036
Net investment income (loss)		3,361,690
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,960
Total net realized gain (loss)		5,960
Change in net unrealized appreciation (depreciation) on investment securities		(581)
Net increase in net assets resulting from operations		$3,367,069

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,361,690	$5,212,371
Net realized gain (loss)	5,960	2,349
Change in net unrealized appreciation (depreciation)	(581)	215
Net increase in net assets resulting from operations	3,367,069	5,214,935
Distributions to shareholders from net investment income	(3,361,667)	(5,212,371)
Distributions to shareholders from net realized gain	(9,595)	–
Total distributions	(3,371,262)	(5,212,371)
Affiliated share transactions
Proceeds from sales of shares	3,830,326,000	4,929,302,000
Cost of shares redeemed	(3,673,015,120)	(5,598,442,000)
Net increase (decrease) in net assets and shares resulting from share transactions	157,310,880	(669,140,000)
Total increase (decrease) in net assets	157,306,687	(669,137,436)
Net Assets
Beginning of period	756,592,679	1,425,730,115
End of period	$913,899,366	$756,592,679
Other Information
Undistributed net investment income end of period	$23	$–
Shares
Sold	3,829,943,006	4,929,110,095
Redeemed	(3,672,647,856)	(5,598,274,757)
Net increase (decrease)	157,295,150	(669,164,662)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Cash Central Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0043	.0064	.001	–B	.001	.002
Net realized and unrealized gain (loss)B	–	.0001	–	–	–	–
Total from investment operations	.0043	.0065	.001	–B	.001	.002
Distributions from net investment income	(.0043)	(.0064)	(.001)	–B	(.001)	(.002)
Distributions from net realized gain	–B	–	–B	–B	–	–
Total distributions	(.0043)	(.0064)	(.001)	–B	(.001)	(.002)
Net asset value, end of period	$1.0001	$1.0001	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.43%	.65%	.12%	.05%	.06%	.15%
Ratios to Average Net AssetsE
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	.86%G	.61%	.09%	.04%	.06%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$913,899	$756,593	$1,425,730	$921,463	$955,734	$1,017,680

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	(366)
Net unrealized appreciation (depreciation)	$(366)
Tax cost	$913,654,000

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $876.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,406.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Actual	.0017%	$1,000.00	$1,004.30	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TFC-SANN-0118
1.810806.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 23, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 23, 2018